RELATED PARTY TRANSACTIONS (Details) - USD ($)	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Disclosure of transactions between related parties [line items]
Minimum usage fee commitment	$ 1,300,000
Key management personnel
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions	1.5	$ 700,000
Amount in account payable, related party transactions	0.3	100,000
DSUs | Key management personnel
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions	$ 13,280,000	$ 8,433,000